Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities
Payments to suppliers and employees (inclusive of GST)	$ (7,488,588)	$ (3,210,966)	$ (3,095,422)
Interest received	176,111	262,818	13,530
Interest and other finance costs paid	(327,902)	(718,620)	(1,785)
Net cash used in operating activities	(7,640,379)	(3,666,768)	(3,083,677)
Cash Flows from Investing Activities
Payments for property, plant and equipment	(218,157)	(255,553)	(213,299)
Payments for exploration and evaluation	(5,530,196)	(12,398,898)	(23,647,509)
Loans repaid by Snow Lake Resources	100,000	144,804	100,000
Loans to other entity	(797,450)	(996,546)
Loans to related party			103,813
Payments to acquire investments		(125,000)	(271,182)
Convertible note Asra Minerals		257,808	(250,000)
Proceeds from disposal of property, plant and equipment	65,759		38,500
Proceeds from disposal of investments	10,502,017	51,464
Net cash from/(used) in investing activities	4,121,973	(13,321,921)	(24,139,677)
Cash Flows from Financing Activities
Proceeds from issue of shares	8,472,091	996,966	19,059,988
Proceeds from Issue of derivative financial liability			7,449,210
Proceeds from exercise of options	2,787,282	176	39,871
Share issue transaction costs	(1,465,517)	(10,250)	(1,390,454)
Net cash from financing activities	9,793,856	986,892	25,158,615
Net increase/(decrease) in cash and cash equivalents	6,275,450	(16,001,797)	(2,064,739)
Cash and cash equivalents at the beginning of the financial year	3,149,909	19,240,707	21,278,936
Effects of exchange rate changes on cash and cash equivalents	(342,044)	(89,001)	26,510
Cash and Cash Equivalents at the End of the Financial Year	$ 9,083,315	$ 3,149,909	$ 19,240,707